CONTRACTS IN PROGRESS	12 Months Ended
Dec. 31, 2022
Construction Contracts [Abstract]
CONTRACTS IN PROGRESS	CONTRACTS IN PROGRESS

(US$ MILLIONS)	2022	2021	2020
Contract costs incurred to date	$21,014	$21,290	$26,351
Profit recognized to date (less recognized losses)	2,044	1,760	1,467
	23,058	23,050	27,818
Less: progress billings	(23,847)	(24,021)	(28,899)
Contract work in progress (liability)	$(789)	$(971)	$(1,081)
Comprising:
Amounts due from customers — work in progress (1)	$435	$427	$481
Amounts due to customers — creditors (2)	(1,224)	(1,398)	(1,562)
Net work in progress	$(789)	$(971)	$(1,081)
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(1)The change in the balance from December 31, 2021 was due to billed amounts of $2,612 million, additions to work in progress of $2,608 million, and an increase of $12 million from other changes.
(2)The change in the balance from December 31, 2021 was due to recognized revenue of $1,394 million, additions to work in progress of $1,278 million, and a decrease of $58 million from other changes.